CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net income (loss)	$ 5,138	$ (31,846)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	13,242	16,270
Loss on extinguishment of revolving credit facility	788	0
Gain on debt restructurings, net	(13,690)	0
Provision for expected credit losses	(231)	612
Impairment of capitalized software	927	1,115
Provision for excess and obsolete inventory	901	7,011
Impairment of operating lease right-of-use assets	139	0
Share-based compensation expense	2,815	6,030
Amortization of debt discount and debt issuance costs	4,435	2,048
Deferred income taxes	9	177
Non-cash operating lease expense	1,218	437
Other	6	0
Changes in assets and liabilities:
Accounts receivable	2,432	7,703
Inventories	(274)	7,685
Prepaid expenses and other assets	1,887	1,479
Accounts payable	12,284	1,162
Accrued expenses and other liabilities	14,683	2,561
Operating lease liabilities	(1,334)	(41)
Net cash provided by operating activities	45,375	22,403
Cash flows from investing activities:
Purchases of property, plant and equipment	(46)	(403)
Additions to capitalized software development costs and purchases of intangible assets	(3,608)	(6,114)
Net cash used in investing activities	(3,654)	(6,517)
Cash flows from financing activities:
Payments related to repurchases of 2025 Convertible Notes	(33,781)	0
Proceeds from issuance of short-term loan and warrants, net of issuance costs	19,350	0
Proceeds from a public offering of equity, net of issuance costs	0	6,057
Principal payments on financed assets	0	(360)
Net repayments on revolving credit facility	(4,882)	(7,851)
Repayments on short-term loan	(13,500)	0
Other financing activities	2	128
Net cash used in financing activities	(32,811)	(2,026)
Effect of exchange rates on cash	(1,682)	(2,057)
Net increase in cash and cash equivalents	7,228	11,803
Cash, cash equivalents and restricted cash from continuing operations, beginning of period	2,409	3,241
Cash, cash equivalents and restricted cash from discontinued operations, beginning of period	5,110	3,902
Cash and cash equivalents, beginning of period	7,519	7,143
Cash, cash equivalents and restricted cash from continuing operations, end of period	11,972	14,424
Cash, cash equivalents and restricted cash from discontinued operations, end of period	2,775	4,522
Cash and cash equivalents, end of period	14,747	18,946
Cash paid during the year for:
Interest	4,283	3,336
Income taxes	269	217
Supplemental disclosures of non-cash investing and financing activities:
Transfer of inventories to rental assets	2,043	1,077
Capital expenditures financed through accounts payable or accrued liabilities	262	7,216
Equity value issued in exchange for 2025 Convertible Notes	7,088	0
Right-of-use assets obtained in exchange for operating leases liabilities	$ 508	$ 1,030